Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income (Expense) [Abstract]
Contingent consideration adjustments	$ 0	$ 0	$ 8,634
Energy trading contracts – net realized gains	7,614	6,429	0
Energy trading contracts – MtM adjustments	4,341	138	0
Associate Derecognition	0	0	4,199
Gross obligation adjustments	0	3,093	0
Other income	11,955	9,660	12,833
Consideration payable on/post acquisition adjustments, other expenses	0	(25,280)	0
Fair value adjustments on contingent consideration payable	(1,122)	0	0
Gross obligation adjustments, other expenses	(3,113)	0	(11,666)
Restructuring costs	(7,697)	(14,809)	(2,104)
Share issue related cost	0	0	(6,167)
Transaction Costs	(4,801)	(8,178)	(9,618)
Other expenses, other	(2,657)	(7,722)	(2,697)
Other expenses	$ (19,390)	$ (55,989)	$ (32,252)